SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

Basis of preparation – The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Amounts in the consolidated financial statements are stated in millions of Russian Rubles (“RUB million”), unless indicated otherwise.

The consolidated financial statements have been prepared on the assumption that the Group is a going concern and will continue in operation for the foreseeable future (Note 29).

Basis of consolidation – The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved only where the Company has power over the entity, is exposed and has rights to variable returns, and is able to use the power to affect its amount of variable returns. The results of the controlled entities acquired or disposed of during the reporting period are included in the consolidated financial statements from the date the Group achieves control over the entity, or until the date on which the Company ceases to control the entity. If necessary, the accounting policies of controlled entities are aligned with the accounting policy applied by the Group. All intra-group balances, income, expenses and cash flows are eliminated on consolidation.

Effective ownership interests in the Group’s significant subsidiaries were the following:

	Accounting	December 31,	December 31,
	method	2021	2020
RTC	Consolidated	100.0%	100.0%
MTS Bank	Consolidated	99.9%	99.9%
MGTS Group	Consolidated	94.7%	94.7%
Multiregional TransitTelecom (Note 5)	Consolidated	100.0%	—
MTS Armenia	Consolidated	100.0%	100.0%
Nvision Czech Republic	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland)	Consolidated	100.0%	100.0%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
IT Grad (Note 5)	Consolidated	100.0%	100.0%
MTS Avto (former Stopol) (Note 5)	Consolidated	100.0%	100.0%
"Zelenaya Tochka" Group – Achemar Holdings Ltd (Note 5)(1)	Consolidated	100.0%	51.0%
Oblachny Retail LLC	Consolidated	100.0%	50.8%
MTS Media	Consolidated	100.0%	100.0%
Navigation Information Systems Group	Consolidated	94.7%	94.7%
MTS Didgital (former MTS IT)	Consolidated	100.0%	100.0%
Kinopolis (Note 5)	Consolidated	100.0%	100.0%
Sistema Capital (Note 5)(1)	Consolidated	100.0%	30.0%
Stream	Consolidated	100.0%	100.0%
MTS Turkmenistan	Consolidated	100.0%	100.0%
MTS Artificial Intelligence	Consolidated	100.0%	100.0%
MWS	Consolidated	100.0%	—
Energy Group (Note 5)	Consolidated	100.0%	—
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
Bastion	Consolidated	100.0%	100.0%
MTS International Funding Limited (2) (“MTS International”)	Consolidated	SE	SE
MTS Belarus (Note 16)	Equity	49.0%	49.0%
(1)	Consolidated since 2021, accounted for as an equity investment in 2020
(2)	A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 (fully repaid in June 2020) and USD 500 million 5.0% notes due in 2023, respectively (Note 24). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Acquisitions from entities under common control – Business combinations arising from transfers of interests in entities that are under common control with the Group are consolidated prospectively starting from the date that the control over those entities is passed to the Group. The assets and liabilities acquired are recognized at the carrying values recorded previously in the counterparty’s financial statements, with the resulting gain or loss recognized directly in equity.

Joint operations – The Group has joint operations with Megafon and Vimpelcom, relating to the construction of LTE base stations. Joint operations are characterized by the fact that the operators that have joint control over the arrangement each have both a right to the assets, and obligations for the liabilities, according to the arrangement. Respectively, each operator accounts for its share of the joint assets and its agreed share of any liabilities, and recognizes its share of the output, revenues and expenses incurred under the arrangement. The result of joint operations does not influence the consolidated financial statements significantly.

Non-current assets held for sale and discontinued operations - The Group classifies assets and disposal groups as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is met only when the assets (or disposal group) are available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and their sale is highly probable to occur within a year. Held for sale assets and disposal groups are measured at the lower of carrying amount or fair value less cost to sell. Assets and liabilities classifies as held for sale are presented separately as current items in the statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of the entity that either has been disposed of or is classified as held for sale, and:

●	Represents a separate major line of business or geographical area of operations;
●	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations;
●	Or is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Group's statement of cash flows include both cash flows from continuing and discontinued operations, amounts related to discontinued operations by operating, investing and financing activities are presented in Note 11.

Vendor financing arrangemets – In December 2021 the Group concluded factoring arrangements under which banks made payments due to the identified suppliers on behalf of the Group for a fixed fee. The Group reimbursed the paid amounts to the banks within the next month. No additional collateral or guarantee was provided by the Group in respect of factored payables. Based on the Group’s assessment the liabilities under the factoring arrangement are closely related to its operating purchase activities and the financing arrangement does not lead to any significant change in the nature or function of the related liabilities. These liabilities were therefore classified as accounts payables. As of December 31, 2021 accounts payables under the factoring arrangements totaled to RUB 9,343 mln.

Functional currency translation methodology – As of December 31, 2021, the functional currencies of Group entities were as follows:

●For entities incorporated in the Russian Federation and MTS International – the Russian Ruble (“RUB”);
●For MTS Armenia – the Armenian Dram;
●For MTS Turkmenistan – the Turkmenian Manat;
●For MTS Belarus – the Belarusian Ruble;
●For Nvision Czech Republic – the Czech Crown.

Foreign-currency transactions are translated into the functional currency at the exchange rates at the dates of the transactions. At the reporting date, monetary items denominated in foreign currencies are translated at the closing rate, whereas non-monetary items are stated at the exchange rate at the date of their recognition. Exchange rate differences are recognized in profit or loss.

For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars (“USD”) at the period-end exchange rate set by local central banks. Subsequently, U.S. Dollars balances have been translated into Russian Rubles at the period-end exchange rate set by the Central Bank of Russia. Revenues and expenses have been translated at the average exchange rate for the period using the cross-currency exchange rate via the U.S. Dollar as described above. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Standards, interpretations and amendments adopted in the financial year 2021

Amendments to IFRS9, IAS39, IFRS7, IFRS 4 and IFRS16	Interest Rate Benchmark Reform (Phase 2)
Amendments to IFRS16	Covid-19 Related Rent Concessions
Amendments to IFRS 1 and IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (1)

(1)Voluntary early adoption

None of these interpretations and amendments had material effect on the Group’s consolidated financial statements.

Standards, interpretations and amendments in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Amendments to IAS 37	Onerous contracts – Cost of fulfilling a contract (1)
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use (1)
Amendments to IFRS 3	Reference to Conceptual Framework (1)
Amendments to IFRS	Annual Improvements to IFRSs (2018-2020 Cycle) (1)
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current (2)
IFRS 17 and amendments to IFRS17	Insurance Contracts (2)
Amendments to IAS 8	Definition of Accounting Estimate (2)
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policy (2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (3)
(1)	Effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2023, with earlier application permitted.
(3)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.

These IFRS pronouncements are not expected to have a material impact on the Group's consolidated financial statements.